RESTRICTED STOCK UNITS (Details) (USD $)	12 Months Ended						12 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 24, 2013	May 30, 2012	Dec. 31, 2012 Restricted Stock Units Granted to Directors [Member]	Dec. 31, 2011 Restricted Stock Units Granted to Directors [Member]	Dec. 31, 2010 Restricted Stock Units Granted to Directors [Member]	Dec. 31, 2012 Restricted Stock Units Granted to Management Companies [Member]	Dec. 31, 2011 Restricted Stock Units Granted to Management Companies [Member]	Dec. 31, 2010 Restricted Stock Units Granted to Management Companies [Member]	Dec. 31, 2012 Restricted Stock Units Granted Total [Member]	Dec. 31, 2011 Restricted Stock Units Granted Total [Member]	Dec. 31, 2010 Restricted Stock Units Granted Total [Member]	Sep. 27, 2010 Restricted Stock Units [Member]	Dec. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member] management_company
RSUs granted								46,593	29,571		46,596	29,572		93,189	59,143		94,476
RSU outstanding							66,307	76,164	29,571	66,311	76,168	29,572	132,618	152,332	59,143
RSU settled							(9,857)			(9,857)			(19,714)
RSUs fair value granted			$ 13.95	$ 22.23
RSUs fair values		$ 5.25	$ 13.67	$ 22.27
RSUs fair value settled		$ 13.63
Restricted stock unit expense		$ 906,000	$ 230,000	$ 0
Common stock, shares, issued	35,061	11,301
Share-based payment award, total share-based liabilities paid					$ 181,610	$ 159,763
Number of management companies																		2
Common stock, capital shares reserved for future issuance																800,000
Number of RSU vesting years	3 years	3 years		3 years
RSU share settlement (Percent)		50.00%
RSU cash settlement (Percent)		50.00%
Share-based payment award, award vesting period	1/3			1/3